Condensed Consolidated Statement Of Cash Flows (Unaudited) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012		Sep. 30, 2011
Cash flows from operating activities:
Net income before attribution of noncontrolling interests	¥ 613,086		¥ 195,210
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by (used in) operating activities:
Depreciation and amortization	149,616		151,077
Impairment of intangible assets	235		27,040
Provision for credit losses	80,012		89,342
Investment securities losses (gains)-net	(35,712)	[1]	19,226	[1]
Foreign exchange losses-net	189,968		88,102
Equity in losses (earnings) of equity method investees-net	(10,032)		515,403
Provision for deferred income tax expense	32,863		81,281
Gain on conversion rate adjustment of convertible preferred stock (Note 2)			(139,320)
Increase in trading account assets, excluding foreign exchange contracts	(2,236,163)		(3,171,134)
Increase in trading account liabilities, excluding foreign exchange contracts	1,110,399		2,586,849
Increase in accrued interest receivable and other receivables	(39,291)		(53,113)
Increase (decrease) in accrued interest payable and other payables	(45,980)		3,291
Net increase (decrease) in accrued income taxes and decrease (increase) in income tax receivables	(116,704)		75,182
Net decrease in collateral for derivative transactions	237,277		102,360
Other-net	59,604		(11,866)
Net cash provided by (used in) operating activities	(10,822)		558,930
Cash flows from investing activities:
Proceeds from sales and maturities of investment securities available for sale (including proceeds from securities under fair value option)	98,417,322		98,177,983
Purchases of investment securities available for sale (including purchases of securities under fair value option)	(97,482,509)		(101,615,782)
Proceeds from maturities of investment securities being held to maturity	225,667		453,095
Purchases of investment securities being held to maturity	(308,792)		(178,151)
Proceeds from sales of other investment securities	17,649		10,891
Purchases of other investment securities	(4,511)		(3,653)
Net increase in loans	(663,625)		(1,042,801)
Net decrease (increase) in interest-earning deposits in other banks	(908,340)		170,545
Net increase in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	(389,643)		(1,885,570)
Capital expenditures for premises and equipment	(62,436)		(62,127)
Purchases of intangible assets	(74,648)		(74,618)
Proceeds from sales of consolidated VIEs and subsidiaries-net	9,189		(392)
Proceeds from a repayment of deposits with Government-led Loan Restructuring Program (Note 4)	204,956		161,435
Other-net	36,361		65,700
Net cash used in investing activities	(983,360)		(5,823,445)
Cash flows from financing activities:
Net increase (decrease) in deposits	689,098		(1,588,029)
Net increase in call money, funds purchased, and payables under repurchase agreements and securities lending transactions	831,722		5,392,469
Net increase (decrease) in due to trust account	34,302		(12,878)
Net increase in other short-term borrowings	183,130		1,779,657
Proceeds from issuance of long-term debt	1,103,481		1,131,115
Repayments of long-term debt	(1,952,543)		(1,489,107)
Proceeds from sales of treasury stock	19		68
Dividends paid	(93,821)		(93,635)
Other-net	(22,201)		(24,318)
Net cash provided by financing activities	773,187		5,095,342
Effect of exchange rate changes on cash and cash equivalents	(4,703)		(7,714)
Net decrease in cash and cash equivalents	(225,698)		(176,887)
Cash and cash equivalents at beginning of period	3,230,409		3,230,804
Cash and cash equivalents at end of period	3,004,711		3,053,917
Cash paid during the period for:
Interest	313,767		354,805
Income taxes, net of refunds	154,359		42,343
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	3,844		8,035
Conversion of Morgan Stanley's convertible preferred stock (Note 2)			¥ 808,266

[1]	The following credit losses are included in Investment securities gains (losses)-net: Decline in fair value of ¥ 6,402 million and ¥ 5,615 million; Other comprehensive income-net of ¥ 856 million and ¥ 560 million; Total credit losses of ¥ 7,258 million and ¥ 6,175 million for the six months ended Septemeber 30, 2011 and 2012, respectively.